Lease Liabilities	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Lease Liabilities
1 8	LEASE LIABILITIES

	December 31, 2022	December 31, 2021
	S$’000	S$’000
Minimum lease payments
Amounts due for settlement within 12 months (shown under current liabilities)	17,818	14,550
Amounts due for settlement after 12 months and not later than 5 years	20,644	21,361

	38,462	35,911

The Group does not face a significant liquidity risk with regard to its lease liabilities. Lease liabilities are monitored by the Group’s management. Lease liabilities approximate fair value as of end of reporting period.